Time Charter, Voyage and Port Terminal Expenses	12 Months Ended
Dec. 31, 2019
TIME CHARTER, VOYAGE AND PORT TERMINAL EXPENSES [Abstract]
TIME CHARTER, VOYAGE AND PORT TERMINAL EXPENSES

NOTE 12: TIME CHARTER, VOYAGE AND PORT TERMINAL EXPENSES

Time charter, voyage and port terminal expenses for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Fuel	$14,103	$11,150	$10,471
Time charter	3,865	114	1,564
Ports payroll and related costs	8,880	8,302	7,971
Ports repairs and maintenance	2,011	1,059	1,044
Ports rent	1,770	1,059	1,104
Ports insurances	1,708	1,534	1,017
Docking expenses	2,423	2,436	3,272
Maritime and regulatory fees	802	615	578
Towing expenses	3,526	2,177	2,597
Other expenses	4,002	3,503	3,999

Total	$43,090	$31,949	$33,617